Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Comprehensive loss	Comprehensive loss The Company has no elements of other comprehensive loss, therefore, the Company’s net loss on the statements of operations represents comprehensive loss.
Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company’s most significant estimates and judgments involve deferred income taxes, allowance for doubtful accounts, warranty liability, write downs and write offs of obsolete and damaged inventory and valuations of share-based compensation, convertible note derivative liability, earnout share liability and warrant liabilities. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates, and such differences could be material to the Company’s financial statements.

Segment information

Segment information

ASC 280, Segment Reporting, defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the Chief Executive Officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses Company forecasts, a financial and operations dashboard, and cash flows as the primary measures to manage the business and does not segment the business for internal reporting or decision making.

Concentrations of credit risk

Concentrations of credit risk

As of and for the year ended December 31, 2021, three customers accounted for 40%, 20% and 17% of total accounts receivable. As of and for the year ended December 31, 2020, two customers accounted for 25% and 12% of total accounts receivable. The net sales to the following customers comprised more than 10% of revenues for the periods presented.

	Year ended December 31,
	2021		2020
	Net Sales	% of Net Revenues	Net Sales	% of Net Revenues
Customer A	$6,062	29%	$1,035	11%
Customer B	2,132	10%	—	—%
Customer C	2,807	13%	2,710	30%
Customer D	—	—%	1,423	16%
Customer E	—	—%	1,188	13%
Total of customers with sales greater than 10%	$11,001	52%	$6,356	70%
Total of customers with sales less than 10%	9,991	48%	2,732	30%
Total Revenues	$20,992	100%	$9,088	100%

Concentrations of supplier risk

Concentrations of supplier risk

As of and for the year ended December 31, 2021, three suppliers accounted for 20%, 19% and 11% of the Company’s total accounts payable and one supplier accounted for 10% of inventory purchases. As of and for the year ended December 31, 2020, one supplier accounted for 12% of the Company’s total accounts payable and one supplier accounted for 33% of inventory purchases.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash held in banks and in money market funds. The Company’s cash and cash equivalents are placed with high-credit-quality financial institutions and issuers, and at times exceed federally insured limits. To date, the Company has not experienced any credit loss relating to its cash and cash equivalents. The carrying value of the cash equivalents approximates fair value, which represents a Level 1 input.

Accounts receivable

Accounts receivable

Accounts receivable are recorded at invoiced amounts, net of discounts, and allowances. The Company grants credit in the normal course of business to its customers. The Company periodically performs credit analyses and monitors the financial condition of its customers to reduce credit risk and, under certain circumstances, requires collateral to support accounts receivable. The Company reduces the carrying value for estimated uncollectible accounts based on a variety of factors including the length of time receivables are past due, economic trends and conditions affecting the Company’s customer base, and historical collection experience. Specific provisions are recorded for individual receivables when the Company becomes aware of a customer’s inability to meet its financial obligations. The Company writes off accounts receivable when they are deemed uncollectible. The allowance for doubtful accounts activity is as follows:

Allowance for
Doubtful Accounts
As of January 1, 2020	$—
Charges to expense	—
Deductions	—
As of December 31, 2020	$—
Charges to expense	3,491
Deductions	(142)
As of December 31, 2021	$3,349

Inventories

Inventories

Inventories consist of raw materials, work in progress, and finished goods and are stated at the lower of cost or net realizable value, with cost determined on the average cost method, which approximates the first-in, first-out (“FIFO”) method. A valuation adjustment is made to inventory for any excess, obsolete or slowmoving items based on management’s review of on-hand inventories compared to historical and estimated future sales and usage profiles.

Prepaid SPAC transaction costs

Prepaid SPAC transaction costs

As of December 31, 2020, the Company had capitalized $1,913 of transaction costs in “Prepaid expenses and other current assets” that were reclassified and offset against additional paid-in capital upon consummation of the Business Combination, in accordance with the accounting guidance related to an equity transaction.

Property and equipment

Property and equipment

Property and equipment is stated at cost, less accumulated depreciation. Depreciation is provided using the straight-line method over the estimated useful asset lives. Leasehold improvements are stated at cost and amortized on the straight-line basis over their estimated economic useful lives or the lease term, whichever is shorter. Costs of enhancements or modifications that substantially extend the capacity or useful life of an asset are capitalized and depreciated accordingly. Ordinary repairs and maintenance are expensed as incurred. Depreciation is included in our consolidated statements of operations. When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from our consolidated balance sheets and the resulting gain or loss, if any, is reflected in “Other expense, net.” The estimated useful lives of our major classes of property and equipment are as follows:

Major class of property and equipment	Useful Lives
Machinery and equipment	7 years
Vehicles	5 years
Leasehold improvements	5 years
Computer equipment	3 years
Software	3 years
Furniture and fixtures	7 years

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets to be held and used in the Company’s operations are evaluated for impairment when events or circumstances indicate the carrying value of a long-lived asset or asset group is less than the undiscounted cash flows from its use and eventual disposition over its remaining economic life. The Company assesses recoverability by comparing the sum of projected undiscounted cash flows from the use and eventual disposition over the remaining economic life of a long-lived asset or asset group to its carrying value, and records a loss from impairment if the carrying value is more than its undiscounted cash flows. Assets or asset groups to be abandoned or from which no future benefit is expected are written down to zero in the period it is determined they will no longer be used and are removed entirely from service. There were no impairments of long-lived assets recognized during the years ended December 31, 2021 and 2020.

Redeemable convertible preferred stock

Redeemable convertible preferred stock

Prior to the Business Combination, the Company had redeemable preferred stock outstanding that was classified as temporary equity in the mezzanine section of the balance sheet due to the contingently redeemable nature of the preferred stock. As described in Note 1, the equity structure has been restated in all comparative periods prior to the Closing Date. For the periods in which the redeemable convertible preferred stock was outstanding, the Company did not believe that the related contingent events and the redemption of the preferred stock was probable to occur and did not accrete the preferred stock to redemption value.

Revenue recognition

Revenue recognition

Revenue Summary

The following table disaggregates revenue by major source:

	Year ended December 31,
	2021	2020
Zero-emission vehicles	$19,096	$7,859
Other	1,896	1,229
	$20,992	$9,088

The Company manufactures and sells medium and heavy-duty ZEVs, such as delivery trucks and buses. The Company manufactures ZEVs by installing and integrating its internally-developed zero-emission powertrain into a vehicle chassis supplied by OEMs or from the customer. At times, the Company also installs and integrates its powertrains into a used chassis supplied by the customer. During the first part of 2020, the Company was still contracting with third-party certified installers or dealers to install and integrate the Company’s zero-emission powertrains into a vehicle prior to selling the vehicle to the end customer, however, this process was brought in-house in early 2020.

The Company recognizes revenue at a point in time when its performance obligation has been satisfied and control of the ZEV is transferred to the customer, which generally aligns with shipping terms. Contract shipping terms include ExWorks (“EXW”), “FOB Shipping Point” and “FOB Destination” incoterms. Under EXW (meaning the seller fulfills its obligation to deliver when it makes goods available at its premises, or another specified location, for the buyer to collect), the performance obligation is satisfied and control is transferred at the point when the customer is notified that the ZEV is available for pickup. Under “FOB Shipping Point,” control is transferred to the customer at the time the good is transferred to the shipper and under “FOB Destination,” at the time the customer receives the goods. At times, the Company sells ZEVs that require additional upfitting from a third party before the final sale to the customer. The Company is acting as the principal in such transactions and revenue is recognized on a gross basis. When powertrains were installed and integrated by certified installers or dealers (during 2020 and prior), the Company was acting as the principal and revenue was recognized on a gross basis.

Other revenue primarily includes the sale of zero-emission powertrains, charging systems, engineering consulting services, telematics and analytics subscription services and decontented parts. Revenue for zero-emission powertrains and decontented parts is recognized based on contract shipping terms. Revenue for chargers is recognized when the product is drop shipped directly to the customer from the manufacturer. The Company is acting as the principal in such transactions and revenue is recognized on a gross basis. Services are recognized as revenue over time as either percentage of completion (i.e. engineering service contracts) or as the service is transferred to the customer (i.e. telematics and analytics subscription services).

The Company made an accounting policy election to account for any shipping and handling costs that occur after control has transferred to the customer as fulfillment costs that are accrued to cost of revenues at the time control transfers. Shipping and handling costs billed to customers are included in revenues.

The Company often applies for governmental funding programs, including the Hybrid and Zero Emission Truck and Bus Voucher Incentive Project (“HVIP”), on behalf of its customers for ZEV sales. Generally, as a condition of the program, the amount billed to the customer must be reduced by the amount that will be funded by the government program, and the Company will receive the funds directly from the government program. However, the discount to the customer is contingent upon the Company’s receipt of the funding. Revenue is recognized on the gross amount of the ZEV at the time substantially all of the conditions of the government program required of the Company have been met and control of the ZEV has transferred to the customer based on shipping terms.

The following economic factors affect the nature, amount, timing, and uncertainty of the Company’s revenue and cash flows as indicated:

●	Type of customer: The Company’s sales are directly to commercial fleet customers, OEMs, governments and dealers.
●	Type of contract: Sales contracts are for goods or services. The majority of contracts are short term (i.e., less than or equal to one year in duration).

Significant Payment Terms

None of the Company’s contracts have a significant financing component. Any cash that is received prior to revenue recognition is deferred as deferred revenue (a contract liability) until the good is delivered or service is rendered.

Contract Liabilities

Contract liabilities relate to payments received in advance of performance obligations under the contract and are realized when the associated revenue is recognized under the contracts. The Company’s contract liabilities consist of customer deposits and deferred revenue, which are included in “Accrued expenses and other current liabilities” on the consolidated balance sheets. Changes in contract liabilities are as follows:

Balance as of December 31, 2020	$267
Revenues recognized	(981)
Increase due to billings	861
Balance as of December 31, 2021	$147

The Company recognized revenue of $216 during the year ended December 31, 2021 that was included in the contract liability balance as of December 31, 2020.

Returns and Refunds

Consideration paid for goods and/or services that customers purchase from the Company are nonrefundable. Therefore, at the time revenue is recognized, the Company does not estimate expected refunds for goods or services, nor does the Company exclude any such amounts from revenue.

Allocating the Transaction Price

The transaction price of a contract is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods to a customer. Transaction prices do not include amounts collected on behalf of third parties (e.g., sales taxes). Sales taxes collected on sales are recorded as a sales tax liability and are included in “Accrued expenses and other current liabilities.”

To determine the transaction price of a contract, the Company considers its customary business practices and the terms of the contract. For the purpose of determining transaction prices, the Company assumes that the goods and/or services will be transferred to the customer as promised in accordance with existing contracts and that the contracts will not be canceled, renewed, or modified. The Company’s revenue terms do not include retrospective or prospective volume discounts, rights of return, rebates, performance bonuses or other forms of variable consideration.

The Company’s contracts with customers have fixed transaction prices that are denominated in U.S. dollars and payable in cash.

Future Performance Obligations

The Company has applied the practical expedient to exclude the value of remaining performance obligations for (i) contracts with an original term of one year or less and (ii) contracts for which we recognize revenue in proportion to the amount we have the right to invoice for services performed (i.e. analytical data subscription services).

As of December 31, 2021, the Company had remaining performance obligations related to a non-cancellable (other than for a breach by the Company) minimum-quantity purchase commitment. The customer is obligated to purchase a fixed number of ZEVs over the next two years, however, the price varies based on which year the customer orders each ZEV (in 2022 or 2023). The Company estimates that the future revenues associated with this contract (based on estimated orders from the customer for 2022) to be $4.8 million in 2022 and $6.3 million in 2023. The timing of the revenue associated with these estimates will change if the ZEVs are commissioned and/or shipped subsequent to the year in which they were ordered, as revenue will not be recognized until control of the ZEV transfers to the customer based on the purchase order shipping terms.

Costs to Obtain or Fulfill a Contract with a Customer

The Company has elected the practical expedient to expense contract acquisition costs, which consist of sales commissions, which are reported within “Selling, general, and administrative” expenses.

Warranties

Warranties

In most cases, goods that customers purchase from the Company are covered by five-year and 60-thousand-mile limited product warranty. The Company does not sell warranties separately.

At the time revenue is recognized, the Company estimates the cost of expected future warranty claims and accrues estimated future warranty costs based upon the historical relationship of warranty claims to sales. The Company periodically reviews the adequacy of its product warranties and adjusts, if necessary, the warranty percentage and accrued warranty liability for actual historical experience. The warranty liability is included in “Accrued expenses and other current liabilities” and the cost of warranties is included in the “Cost of revenues.”

Fair value measurements, and financial instruments

Fair value measurements, and financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company uses market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These inputs can be readily observable, market corroborated or generally unobservable. A fair value hierarchy was established that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach, and cost approach). The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels of the hierarchy and the related inputs are as follows:

●	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company can access at the measurement date.
●	Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data.
●	Level 3: Significant unobservable inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques:

●	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities
●	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost)
●	Income approach: Techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option pricing and excess earnings models)

The Company believes its valuation methods are appropriate and consistent with other market participants, however, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. The Company’s recurring fair value measurements categorized within Level 3 discussed below contain significant unobservable inputs. A change in those significant unobservable inputs could result in a significantly higher or lower fair value measurement at the reporting date.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, warrant liabilities, long-term debt, derivative liabilities and earnout liabilities. The carrying value of cash, accounts receivable, accounts payable, and accrued liabilities approximate fair value because of the short-term nature of those instruments.

Long-term debt is not presented at fair value on the consolidated balance sheets, as it is recorded at carrying value, net of unamortized debt discounts. However, the 7.5% $100,000 convertible senior note (the “Convertible Note”) has an embedded conversion option accounted for as a derivative liability, which is presented at fair value on the consolidated balance sheets. The fair value of the Convertible Note, including the conversion option, was $76,614 and zero as of December 31, 2021 and 2020, respectively. The Company’s term note and working capital facility (“Facility”) had an outstanding term note with a principal amount of $3,000 as of both December 31, 2021 and 2020 and a fair value of $4,173 and $4,315 as of December 31, 2021 and 2020, respectively. As of December 31, 2020, the Facility also had outstanding short-term working capital loans with an aggregate principal amount of $3,000 which approximated fair value due to their short-term nature. As of December 31, 2020, the Company also had outstanding related-party and third-party short-term convertible notes with an aggregate principal amount of $9,679 that were issued in August and September of 2020. These convertible notes also approximated fair value due to their short-term nature.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were measured at fair value on a recurring basis in the Consolidated Balance Sheets.

	Level 1	Level 2	Level 3
As of December 31, 2021
Financial assets
Cash equivalents	$150,022	$—	$—
Financial Liabilities
Warrant liability	$—	$—	$2,185
Derivative liability	$—	$—	$17,418
Earnout liability	$—	$—	$83,144
As of December 31, 2020
Financial Liabilities
Warrant liability	$—	$—	$21,155

As of December 31, 2021, the Company had cash equivalents held in a money market account. The Company has concluded that due to the highly liquid nature of the money market account, the carrying value approximates fair value, which represents a Level 1 input.

As a result of the Business Combination, the Company assumed the liability associated with the Gig warrants. The Company accounts for the warrants as liabilities at fair value with subsequent changes in fair value recorded in the consolidated statement of operations for each reporting period. The fair value is determined using the Black-Scholes-Merton (“BSM”) option-pricing model where the share price input represents the Company’s stock price as of the valuation date. The BSM is a commonly-used mathematical model for pricing an option or warrant. In particular, the model estimates the variation in value over time of financial instruments. The fair value measurements are considered Level 3 measurements within the fair value hierarchy.

The Company estimates the fair value of its derivative liability associated with the Convertible Note at each reporting date, as well as at each conversion date. The Convertible Note and embedded conversion option are valued using a Binomial Lattice Model designed to capture incremental value attributed to the conversion options in addition to the value of the Convertible Note. The value of the Convertible Note without the conversion feature is valued utilizing the income approach, specifically the discounted cash flow method. Cash flows are discounted utilizing the U.S. Treasury rate and the credit spread to estimate the appropriate risk-adjusted rate. The conversion feature utilizes the Company’s stock price as of the valuation date as the starting point of the valuation. A Binomial Lattice Model is used to estimate the Company’s credit spread by solving for a premium to the U.S. Treasury rate that produces a fair value of the Convertible Note. As of issuance, the value of  the Convertible Note and warrants related to the Convertible Note are set to equal $100,000 to solve for the credit spread which is then updated quarterly. The fair value measurements are considered Level 3 measurements within the fair value hierarchy.

As a result of the Business Combination, the Company recognized additional earnout shares with performance conditions as a liability measured at fair value with subsequent changes in fair value recorded in the consolidated statement of operations for each reporting period. The earnout shares are valued using the Company’s stock price as of the valuation date. The valuation methodology used is a Monte Carlo Simulation model (“MCS”) utilizing a Geometric Brownian motion process to capture meeting the various performance conditions. MCS is a technique that uses a stochastic process to create a range of potential future outcomes given a variety of inputs. Stochastic processes involve the use of both predictive assumptions (e.g., volatility, risk-free rate) and random numbers to create potential outcomes of value. MCS assumes that stock prices take a random walk and cannot be predicted; therefore, random number generators are used to create random outcomes for stock prices. The fair value measurements are considered Level 3 measurements within the fair value hierarchy.

Prior to the Business Combination, the Company had common and preferred stock warrants issued in connection with the issuance of debt, the conversion of debt to preferred stock, and the issuance of redeemable convertible preferred stock that were measured and recorded at fair market value as of the date of each transaction. These common and preferred stock warrants were classified in warrant liabilities and were measured and adjusted to their fair market value as of each reporting period as described in the paragraphs below.

The Company estimated the fair value of its common stock, Series C preferred stock, and Series C preferred warrants, which value was used in the determination of the value of warrants issued in connection with certain debt and preferred stock transactions and when measuring at the end of the reporting period. The Company considered the measurement of such liability-classified warrants in Level 3 due to significant unobservable inputs in this valuation.

The valuations were based on a combination of the income and market approach allocated to stockholders using an Option Pricing Model and applying a Discount for Lack of Marketability judgement based on the Finnerty put-option model. The key inputs to the valuation models that were utilized to estimate the fair value of the warrant liabilities included volatility, risk free rate, probability of subsequent funding, and discounts for lack of marketability.

These valuations were determined using a Probability Weighted Expected Return Method (PWERM) and a combination of several income and market approaches to determine the enterprise value of the Company. The enterprise value was adjusted for the probabilities of various scenarios/liquidity events that could have occurred and would have to create an overall weighted value of common stock as of each valuation date. Each liquidity scenario had unique probabilities based on the Company’s opinion, which was based on various discussions with potential investors, advisors, and market participants, which included unique facts and circumstances as of the valuation dates. The scenarios included (a) Early liquidation: based on an Asset Approach using the existing equity value as of the valuation date; (b) Private M&A: based on a guideline transaction (market) approach using an assembled group of comparable transactions and trailing revenue metric/multiples; (c) Stay private: based on a discounted cash flow (income) approach using the Company’s non-SPAC forecast and a market-based discount rate; and (d) SPAC transaction: based on a guideline public company (market) approach using an assembled peer group of comparable companies and forward revenue metrics/multiples. Value was allocated to all outstanding securities through the PWERM using capitalization tables unique to each liquidity scenario.

The preliminary valuation was then discounted by applying a Discount for Lack of Marketability (“DOLM”) based on a Finnerty put-option model to determine a non-marketable, minority value of one share of common stock and one Series C preferred share.

The Company’s non-financial assets, which primarily consist of property and equipment, are not required to be carried at fair value on a recurring basis and are reported at carrying value. However, on a periodic basis or whenever events or changes in circumstances indicate that their carrying value may not be fully recoverable, these along with other non-financial instruments are assessed for impairment and, if applicable, written down to and recorded at fair value.

Beneficial conversion features

Beneficial conversion features

The Company follows beneficial conversion feature guidance in ASC 470-20, Debt – Debt with Conversion and Other Options, which applies to redeemable convertible preferred stock and convertible debt. A beneficial conversion feature is defined as a nondetachable conversion feature that is in the money at the commitment date.

The beneficial conversion feature guidance requires recognition of the conversion option’s in-the-money portion, the intrinsic value of the option, in equity, with an offsetting reduction to the carrying amount of the instrument. The resulting discount is amortized as interest over the life of the instrument. When there is a subsequent change to the conversion ratio based on a future occurrence, the new conversion price may trigger the recognition of an additional beneficial conversion feature on occurrence.

As a result of the Business Combination, the unamortized portion of the beneficial conversion feature was recorded to additional paid-in capital.

Stock-based compensation

Stock-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation — Stock Compensation, under which share based payments that involve the issuance of common stock to employees and nonemployees and meet the criteria for equity-classified awards are recognized in the financial statements as share-based compensation expense based on the fair value on the date of grant. The Company issues stock option awards and restricted stock unit awards to employees and nonemployees.

The Company utilizes the Black-Scholes model to determine the fair value of the stock option awards, which requires the input of subjective assumptions. These assumptions include estimating (a) the length of time grantees will retain their vested stock options before exercising them for employees and the contractual term of the option for nonemployees (“expected term”), (b) the volatility of the Company’s common stock price over the expected term, (c) expected dividends, and (d) the fair value of a share of common stock prior to the Business Combination. After the closing of the Business Combination, the Company’s Board of Directors (the “Board”) determined the fair value of each share of common stock underlying stock-based awards based on the closing price of the Company’s common stock as reported by the NYSE on the date of grant. The Company has elected to recognize the adjustment to share-based compensation expense in the period in which forfeitures occur.

The assumptions used in the Black-Scholes model are management’s best estimates, but the estimates involve inherent uncertainties and the application of management judgment (see Note 11). As a result, if other assumptions had been used, the recorded share-based compensation expense could have been materially different from that recorded in the financial statements.

Warrants and Warrant liabilities

Warrants and Warrant liabilities

As a result of the Business Combination, the Company assumed the liability associated with the Gig warrants. The Company accounts for the warrants for shares of the Company’s common stock that are not indexed to its own stock as liabilities at fair value on the consolidated balance sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a “loss (gain) from change in fair value of warrant liabilities” in the consolidated statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to “additional paid-in capital”.

The Lightning Systems common and preferred warrants, prior to the Business Combination, were accounted for in accordance with the authoritative guidance which requires that free-standing financial instruments with certain cash settlement features and/or associated with redeemable convertible preferred stock, which is classified as temporary equity, to be recorded at the fair value of the warrants. All outstanding common (with the exception of certain warrants that were issued to vendors discussed below) and all preferred warrants are recorded as “warrant liabilities” based on their fair value on the date of the transaction. See the “Fair value” significant accounting policy for a description of the determination of fair value. Any changes in the fair value of these instruments are reported as “loss (gain) from change in fair value of warrant liabilities.”

Warrants are separated from the host contract and reported at fair value when the warrant is a freestanding financial instrument that may ultimately require the issuer to settle the obligation by transferring assets. Under certain circumstances, most notably in the case of a deemed liquidation, the warrants issued in conjunction with Lightning Systems’ debt and preferred stock transactions may have been ultimately required to be settled by a transfer of assets, and as a result the warrants are reported as liabilities at fair value each reporting period.

In February 2021, the Company granted common warrants to certain vendors for services provided prior to March 31, 2021. Refer to Note 10 — Capital Structure.

As a result of the Business Combination, the remaining outstanding Lightning Systems warrants were converted to the Company’s common stock based on the Exchange Ratio.

Research and development

Research and development

Research and development costs are expensed when incurred and primarily consist of personnel-related expenses including salaries, benefits, travel and stock-based compensation for personnel performing research and development activities; expenses related to materials, supplies and testing; and consulting and occupancy expenses.

Advertising

Advertising

Advertising costs are expensed when incurred and are included in “Selling, general, and administrative” expenses and total $262 and $53 for the years ended December 31, 2021 and 2020, respectively.

Derivative liability

Derivative Liability

The Company accounts for the embedded conversion feature of the Convertible Note as a derivative liability. Pursuant to ASC 815-15, Derivatives and Hedging — Embedded Derivatives, the embedded conversion feature meets all three criteria to be bifurcated and accounted for separately from the host instrument, i.e., the Convertible Notes. Because this feature meets all criteria of a derivative instrument, it should be accounted for and recorded as a derivative liability at fair value on the Company’s balance sheet with subsequent changes in fair value recorded in the consolidated statement of operations each reporting period.

Earnout liability

Earnout Liability

As a result of the Business Combination, the Company recognized additional earnout shares as a liability. Pursuant to ASC 805, Business Combinations, the Company determined that the initial fair value of the earnout shares should be recorded as a liability with the offset going to additional paid-in capital and with subsequent changes in fair value recorded in the consolidated statement of operations for each reporting period. The following table provides a reconciliation of the beginning and ending balances for the earnout liability measured at fair value using significant unobservable inputs (Level 3):

Income taxes

Income taxes

Income taxes are accounted for using the asset and liability method which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of other assets and liabilities. The Company provides for income taxes at the current and future enacted tax rates and laws applicable in each taxing jurisdiction. The Company uses a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return and disclosures regarding uncertainties in income tax positions. The Company recognizes interest and penalties related to income tax matters in income tax expense in the consolidated statement of operations.

Net loss per share

Net loss per share

Basic earnings (loss) per share (“EPS”) are computed by dividing net earnings (loss) by the weighted average number of common shares outstanding for the period. Diluted EPS attributable to common shareholders is computed by adjusting net earnings by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. Potential common shares include shares issuable upon exercise of stock options and vesting of restricted stock awards. Anti-dilutive securities are excluded from diluted EPS.

Recent accounting pronouncements issued and adopted

Recent accounting pronouncements issued and adopted

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases, which superseded the lease requirements in ASC 840, Leases, with the new guidance in ASC 842, Leases. The ASU requires lessees to recognize a right-to-use asset and related lease liability for all leases, with a limited exception for short-term leases. Leases are classified as either finance or operating as opposed to previously being classified as either capital or operating, with only capital leases being recognized on the balance sheet.

The Company adopted ASC 842, Leases, on January 1, 2020 using the modified retrospective transition method. In connection with the adoption, the Company recognized right-of-use lease assets of $3,683, net of “other long-term liabilities” of $328, lease liabilities of $4,011, and a transition adjustment that increased the Company’s “accumulated deficit” by $22.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes. This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC 740, Income Taxes. The guidance is effective for fiscal years beginning after December 15, 2020 and interim periods therein, with early adoption permitted. The adoption method is dependent on the specific amendment included in this update as certain amendments require retrospective adoption, modified retrospective adoption, an option of retrospective or modified retrospective, and prospective adoption. The Company adopted this standard effective January 1, 2021, utilizing the prospective method which did not have a material impact on its financial statements.

Recent accounting pronouncements issued not yet adopted

In June 2016, the FASB issued ASU 2016-13 related to the measurement of credit losses on financial instruments and has since modified the standard with several ASUs (collectively, the “credit loss standard”). The credit loss standard requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of  the reported amount. The credit loss standard took effect for public entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. As amended in ASU 2019-10, for smaller reporting companies, the credit loss standard will take effect for fiscal years beginning after December 15, 2022, and for interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018. The adoption of this ASU will require a cumulative-effect adjustment to accumulated deficit as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Company expects to adopt this standard on January 1, 2023 and is currently evaluating the impact this ASU will have on its financial statements.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU includes amendments to the guidance on convertible instruments and the derivative scope exception for contracts in an entity’s own equity and simplifies the accounting for convertible instruments which include beneficial conversion features or cash conversion features by removing certain separation models in ASC 470-20, Debt with Conversion and Other Options. Additionally, the ASU requires entities to use the “if-converted” method when calculating diluted earnings per share for convertible instruments. The ASU is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is currently evaluating the impact this ASU will have on its financial statements.